Other Receivables and Other Current Assets, Net - Schedule of Other receivables and Other Current Assets (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepayments, Receivables and Other Assets [Abstract]
Receivable from a third-party company	[1]	$ 414,789	$ 416,880
Deposits		137,804
Loan receivables		124,712
Other receivables		108,281	83,634
Total other receivables and other current assets, gross		785,586	500,514
Less: allowance for credit loss		(466,528)	(468,880)
Total other receivables and other current assets, net		$ 319,058	$ 31,634

[1]	In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund” or “Huangshan Panjie”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. For the years ended March 31, 2022 and 2021, the company received payment of $15,581 (RMB 100,000) and $3.1 million (RMB 21.25 million) from Huangshan Panjie, respectively. For the year ended March 31, 2023, the Company received payment of $58,381 (RMB 400,000) from Huangshan Panjie. As no further collection has been made as of March 31, 2023, the Company recorded credit loss provision of $473,237 (RMB 3.25 million) for the remaining balance in full. For the year ended March 31, 2024, the Company received payment of $33,486 (RMB 240,000) from Huangshan Panjie and recorded recovery of credit loss provision of $33,486 (RMB 240,000). The Company has made efforts to collect the remaining balance via court order.